Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.3%
Afterpay Ltd.(a)	266,615	$18,103,310
Ampol Ltd.	311,907	5,681,813
APA Group	1,466,206	10,800,959
Aristocrat Leisure Ltd.	715,427	14,383,962
ASX Ltd.	239,898	13,415,139
Aurizon Holdings Ltd.	2,375,716	6,289,668
Brambles Ltd.	1,880,731	12,665,931
CIMIC Group Ltd.(a)	116,037	1,751,971
Coca-Cola Amatil Ltd.	209,817	1,831,486
Cochlear Ltd.	79,890	11,903,885
Coles Group Ltd.	1,655,575	20,636,643
Computershare Ltd.	608,354	5,190,683
CSL Ltd.	562,518	113,594,352
Evolution Mining Ltd.	1,999,680	7,779,687
Goodman Group	2,042,118	26,387,029
Insurance Australia Group Ltd.	2,872,686	9,622,732
James Hardie Industries PLC	550,616	13,371,054
Lendlease Corp. Ltd.	282,676	2,374,171
Magellan Financial Group Ltd.	158,851	6,146,578
Medibank Pvt Ltd.	1,171,263	2,196,127
Newcrest Mining Ltd.	1,002,624	20,587,675
Northern Star Resources Ltd.	915,642	9,548,695
Orica Ltd.	505,278	5,414,729
Qantas Airways Ltd.(a)	1,142,483	3,361,674
Ramsay Health Care Ltd.	222,252	9,731,370
REA Group Ltd.	65,852	5,469,346
Rio Tinto Ltd.	460,515	29,891,560
Santos Ltd.	1,090,996	3,623,899
Seek Ltd.(a)(b)	417,770	6,310,583
Sonic Healthcare Ltd.	562,224	13,747,698
Sydney Airport	1,643,469	6,289,989
TPG Telecom Ltd.(a)	164,401	828,935
Transurban Group	3,391,655	32,058,897
Treasury Wine Estates Ltd.	898,836	5,788,175
Washington H Soul Pattinson & Co. Ltd.	135,888	2,418,129
Wesfarmers Ltd.	914,378	29,511,931
WiseTech Global Ltd.	179,923	3,650,279
Woolworths Group Ltd.	1,564,311	41,920,196

		534,280,940

Austria — 0.1%
ANDRITZ AG	90,568	3,051,005
Verbund AG	85,224	4,902,107

		7,953,112

Belgium — 0.5%
Elia Group SA/NV	38,409	3,717,952
Etablissements Franz Colruyt NV	34,930	2,067,774
Galapagos NV(a)	52,333	6,181,351
Sofina SA	19,111	4,964,301
Telenet Group Holding NV	55,229	2,123,005
UCB SA	157,449	15,534,352
Umicore SA	245,106	9,433,303

		44,022,038

Denmark — 4.6%
Ambu A/S, Series B	202,522	6,139,239
AP Moller - Maersk A/S, Class A	2,625	3,872,947
AP Moller - Maersk A/S, Class B, NVS	8,126	12,980,851
Carlsberg AS, Class B	127,688	16,162,153
Chr Hansen Holding A/S	131,161	13,211,627

Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	147,522	$21,530,094
Demant A/S(a)	134,531	4,237,081
DSV PANALPINA A/S	256,504	41,536,997
Genmab A/S(a)	80,777	26,906,920
GN Store Nord A/S	158,756	11,418,400
H Lundbeck A/S	87,927	2,476,255
Novo Nordisk A/S, Class B	2,133,372	137,035,551
Novozymes A/S, Class B	258,012	15,505,466
Orsted A/S(c)	152,020	24,129,781
Pandora A/S(a)	80,274	6,357,665
Tryg A/S	151,713	4,208,547
Vestas Wind Systems A/S	244,021	41,653,601

		389,363,175

Finland — 1.1%
Elisa OYJ	89,055	4,381,795
Fortum OYJ	360,154	6,775,332
Kone OYJ, Class B	274,133	21,822,581
Neste OYJ	524,893	27,318,306
Nokia OYJ(a)	7,005,369	23,664,582
Orion OYJ, Class B	130,119	5,570,162

		89,532,758

France — 10.8%
Accor SA(a)	233,685	5,950,464
Air Liquide SA	586,535	85,744,738
Airbus SE(a)	728,702	53,128,155
Alstom SA(a)	238,973	10,711,584
Atos SE(a)	61,083	4,169,537
BioMerieux	51,785	7,709,117
Bureau Veritas SA(a)	362,655	7,962,966
Danone SA	498,402	27,518,701
Dassault Aviation SA(a)	3,156	2,632,206
Dassault Systemes SE	163,627	27,932,552
Edenred	301,186	14,047,488
EssilorLuxottica SA(a)	228,705	28,292,413
Eurazeo SE(a)	32,507	1,478,279
Eurofins Scientific SE(a)(d)	16,390	13,055,030
Getlink SE(a)	548,626	7,374,830
Hermes International	39,288	36,565,921
Iliad SA	18,611	3,598,716
Ingenico Group SA(a)	11,232	1,615,823
Ipsen SA	47,354	4,310,776
Kering SA	93,856	56,686,627
La Francaise des Jeux SAEM(c)	107,221	4,019,164
Legrand SA	331,450	24,508,953
L’Oreal SA	311,612	100,799,847
LVMH Moet Hennessy Louis Vuitton SE	344,132	161,266,778
Orpea(a)	64,021	6,394,046
Pernod Ricard SA	262,996	42,398,945
Remy Cointreau SA	28,333	4,785,534
Safran SA(a)	396,748	41,833,973
Sartorius Stedim Biotech	34,216	12,977,273
SEB SA	28,411	4,619,998
STMicroelectronics NV	789,047	24,035,014
Teleperformance	72,748	21,837,619
Ubisoft Entertainment SA(a)	113,033	9,972,416
Vivendi SA	1,029,502	29,728,537
Wendel SE	12,070	1,046,044
Worldline SA(a)(c)	270,722	20,068,910

		910,778,974

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 6.0%
adidas AG(a)	235,882	$70,065,593
Aroundtown SA(a)	1,230,709	5,902,093
Beiersdorf AG	125,520	13,144,451
Carl Zeiss Meditec AG, Bearer	50,285	6,495,907
Delivery Hero SE(a)(c)	103,388	11,896,220
Deutsche Bank AG, Registered(a)	1,581,925	14,559,209
Deutsche Boerse AG	235,416	34,648,229
Deutsche Wohnen SE	149,296	7,535,406
Fresenius Medical Care AG & Co. KGaA	132,409	10,114,833
GEA Group AG	191,453	6,371,508
HOCHTIEF AG	20,331	1,496,737
Infineon Technologies AG	1,551,141	43,183,615
Knorr-Bremse AG	89,913	10,413,812
LEG Immobilien AG	85,360	11,536,049
Merck KGaA	160,399	23,756,794
Nemetschek SE	71,524	5,173,843
Puma SE(a)	121,484	10,618,954
SAP SE	1,293,684	137,870,596
Scout24 AG(c)	133,005	10,713,465
Siemens Healthineers AG(c)	334,047	14,340,814
Symrise AG	159,120	19,619,388
TeamViewer AG(a)(c)	185,860	8,183,659
Telefonica Deutschland Holding AG	649,369	1,639,156
thyssenkrupp AG(a)(d)	507,282	2,419,765
United Internet AG, Registered	128,030	4,488,984
Zalando SE(a)(c)	188,796	17,633,100

		503,822,180

Hong Kong — 3.7%
AIA Group Ltd.	14,978,400	141,095,201
ASM Pacific Technology Ltd.	384,100	3,863,363
BeiGene Ltd., ADR(a)	17,010	5,043,805
Budweiser Brewing Co. APAC Ltd.(c)	2,150,800	6,323,558
Dairy Farm International Holdings Ltd.(d)	149,000	561,730
Galaxy Entertainment Group Ltd.	2,687,000	17,705,784
Hong Kong & China Gas Co. Ltd.	13,240,525	19,020,284
Hong Kong Exchanges & Clearing Ltd.	1,492,500	71,248,767
Link REIT	2,551,100	19,425,580
Microport Scientific Corp.(d)	895,000	3,144,967
Sino Land Co. Ltd.(d)	1,938,000	2,289,158
Techtronic Industries Co. Ltd.	1,702,500	22,700,439

		312,422,636

Ireland — 0.6%
Flutter Entertainment PLC(a)	66,864	11,647,926
Kerry Group PLC, Class A	197,158	23,586,020
Kingspan Group PLC(a)	191,100	16,661,815

		51,895,761

Israel — 0.7%
Bank Hapoalim BM	711,380	4,174,393
Check Point Software Technologies Ltd.(a)	141,746	16,096,676
CyberArk Software Ltd.(a)(d)	47,363	4,696,041
Israel Discount Bank Ltd., Class A	512,211	1,443,742
Nice Ltd.(a)	77,148	17,673,428
Wix.com Ltd.(a)	63,654	15,742,907

		59,827,187

Italy — 0.9%
CNH Industrial NV(a)	653,220	5,067,614
DiaSorin SpA	31,194	6,849,396
Ferrari NV	156,503	27,919,619
FinecoBank Banca Fineco SpA(a)	700,194	9,583,542

Security	Shares	Value

Italy (continued)
Infrastrutture Wireless Italiane SpA(c)	309,929	$3,350,272
Moncler SpA(a)	240,598	9,629,749
Nexi SpA(a)(c)	476,558	7,322,011
Recordati Industria Chimica e Farmaceutica SpA	129,876	6,730,714

		76,452,917

Japan — 26.8%
ABC-Mart Inc.	41,600	2,113,029
Acom Co. Ltd.	503,700	2,250,123
Advantest Corp.	247,700	14,287,651
Aeon Co. Ltd.	812,700	20,706,203
Ajinomoto Co. Inc.	582,900	11,695,358
Asahi Intecc Co. Ltd.	239,500	7,411,350
Astellas Pharma Inc.	2,310,600	31,717,151
Bandai Namco Holdings Inc.	248,000	18,446,987
Benesse Holdings Inc.	89,900	2,114,637
Calbee Inc.	107,300	3,284,484
Casio Computer Co. Ltd.	122,700	1,853,293
Chugai Pharmaceutical Co. Ltd.	832,400	32,017,222
Coca-Cola Bottlers Japan Holdings Inc.	155,600	2,192,451
Cosmos Pharmaceutical Corp.	24,800	4,208,456
CyberAgent Inc.	125,500	7,863,258
Daifuku Co. Ltd.	125,500	12,881,337
Daiichi Sankyo Co. Ltd.	2,107,500	55,398,986
Daikin Industries Ltd.	308,900	57,560,474
Disco Corp.	22,900	6,140,109
Eisai Co. Ltd.	313,100	24,226,764
FANUC Corp.	82,800	17,464,511
Fast Retailing Co. Ltd.	72,400	50,355,883
GMO Payment Gateway Inc.	50,700	6,193,218
Hakuhodo DY Holdings Inc.	294,200	3,734,488
Hamamatsu Photonics KK	174,200	8,731,663
Hikari Tsushin Inc.	25,900	6,047,628
Hisamitsu Pharmaceutical Co. Inc.	22,500	1,070,762
Hitachi Ltd.	600,700	20,122,933
Hoshizaki Corp.	62,400	4,972,183
Hoya Corp.	465,700	52,566,099
Hulic Co. Ltd.	382,700	3,536,333
Ito En Ltd.	66,600	4,211,077
ITOCHU Corp.	832,400	19,906,256
Itochu Techno-Solutions Corp.	119,500	4,063,732
Japan Airport Terminal Co. Ltd.	63,800	2,758,523
Japan Exchange Group Inc.	411,600	10,010,455
Kakaku.com Inc.	168,400	4,463,711
Kansai Paint Co. Ltd.	218,300	5,615,159
Kao Corp.	597,100	42,380,735
Keihan Holdings Co. Ltd.	119,700	4,534,264
Keikyu Corp.	277,300	3,862,147
Keio Corp.	127,411	7,373,604
Keisei Electric Railway Co. Ltd.	161,600	4,506,065
Keyence Corp.	225,848	102,078,802
Kikkoman Corp.	180,500	8,943,849
Kintetsu Group Holdings Co. Ltd.	213,900	8,511,804
Kirin Holdings Co. Ltd.	1,021,600	18,362,219
Kobayashi Pharmaceutical Co. Ltd.	62,400	6,070,480
Kobe Bussan Co. Ltd.	151,400	4,265,095
Konami Holdings Corp.	116,400	4,531,739
Kose Corp.	41,300	5,246,451
Kubota Corp.	834,500	14,452,480
Kuraray Co. Ltd.	198,900	1,830,321
Kyowa Kirin Co. Ltd.	117,800	2,918,519

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lasertec Corp.	93,500	$8,085,326
Lawson Inc.	63,200	2,904,879
LINE Corp.(a)	74,600	3,832,045
Lion Corp.	280,700	5,738,051
M3 Inc.	546,200	36,714,630
Makita Corp.	137,800	6,063,516
McDonald’s Holdings Co. Japan Ltd.	81,800	3,873,254
MEIJI Holdings Co. Ltd.	142,700	10,319,610
Mercari Inc.(a)	104,600	4,402,525
MINEBEA MITSUMI Inc.	447,400	8,020,161
MISUMI Group Inc.	354,300	10,472,422
Mitsubishi Corp.	580,000	12,902,143
Mitsubishi Estate Co. Ltd.	956,200	14,214,031
Mitsui Fudosan Co. Ltd.	1,155,200	19,608,785
Miura Co. Ltd.	107,300	5,024,235
MonotaRO Co. Ltd.	155,400	8,621,772
MS&AD Insurance Group Holdings Inc.	192,700	5,243,305
Murata Manufacturing Co. Ltd.	711,900	49,487,060
Nabtesco Corp.	140,700	5,235,537
Nagoya Railroad Co. Ltd.	148,800	3,951,299
NEC Corp.	294,600	14,794,815
Nexon Co. Ltd.	598,700	16,717,097
Nidec Corp.	555,000	55,744,213
Nihon M&A Center Inc.	185,300	10,830,142
Nintendo Co. Ltd.	138,900	75,708,073
Nippon Paint Holdings Co. Ltd.	181,100	16,266,778
Nippon Prologis REIT Inc.	921	3,030,649
Nippon Sanso Holdings Corp.	191,200	2,792,830
Nippon Shinyaku Co. Ltd.	56,100	3,992,577
Nissan Chemical Corp.	153,700	8,115,783
Nisshin Seifun Group Inc.	87,200	1,310,419
Nissin Foods Holdings Co. Ltd.	77,200	6,675,799
Nitori Holdings Co. Ltd.	99,200	20,449,206
Nomura Research Institute Ltd.	396,070	11,726,006
NTT Data Corp.	789,200	8,870,385
Obic Co. Ltd.	86,700	15,384,398
Odakyu Electric Railway Co. Ltd.	235,700	5,665,909
Olympus Corp.	1,446,700	27,525,218
Omron Corp.	114,900	8,243,256
Ono Pharmaceutical Co. Ltd.	457,100	12,995,037
Oracle Corp. Japan	47,900	4,792,749
Oriental Land Co. Ltd.	247,600	34,544,155
Otsuka Corp.	127,300	5,869,390
Otsuka Holdings Co. Ltd.	168,300	6,206,203
Pan Pacific International Holdings Corp.	509,600	10,831,559
Park24 Co. Ltd.(a)	138,300	1,862,698
PeptiDream Inc.(a)	117,200	5,409,317
Persol Holdings Co. Ltd.	222,900	3,349,683
Pigeon Corp.	144,100	6,623,307
Pola Orbis Holdings Inc.	41,200	811,073
Rakuten Inc.	1,075,500	10,442,247
Recruit Holdings Co. Ltd.	1,575,200	59,819,629
Renesas Electronics Corp.(a)	949,900	7,823,454
Rinnai Corp.	22,700	2,236,560
Rohm Co. Ltd.	71,400	5,463,937
Santen Pharmaceutical Co. Ltd.	444,400	7,894,115
SCSK Corp.	65,000	3,226,994
Secom Co. Ltd.	169,700	14,276,942
Sega Sammy Holdings Inc.	217,800	2,720,937
Seibu Holdings Inc.	261,900	2,610,482

Security	Shares	Value

Japan (continued)
SG Holdings Co. Ltd.	397,800	$9,570,184
Sharp Corp.	269,000	3,087,813
Shimadzu Corp.	274,300	7,795,536
Shimano Inc.	59,000	13,412,426
Shin-Etsu Chemical Co. Ltd.	438,500	58,262,531
Shionogi & Co. Ltd.	327,900	15,444,611
Shiseido Co. Ltd.	495,100	30,547,111
SMC Corp.	71,000	37,557,873
SoftBank Group Corp.	970,900	63,088,997
Sohgo Security Services Co. Ltd.	89,500	4,156,519
Sony Corp.	1,562,400	129,637,054
Square Enix Holdings Co. Ltd.	113,300	6,632,830
SUMCO Corp.	328,700	4,983,638
Sundrug Co. Ltd.	89,700	3,324,923
Suntory Beverage & Food Ltd.	83,400	2,872,011
Suzuken Co. Ltd.	53,800	1,937,603
Sysmex Corp.	205,800	19,292,520
Takeda Pharmaceutical Co. Ltd.	1,952,800	60,504,297
Terumo Corp.	800,400	29,377,605
THK Co. Ltd.	97,100	2,553,357
TIS Inc.	277,500	5,311,627
Tobu Railway Co. Ltd.	234,200	6,620,059
Toho Co. Ltd.	139,900	5,526,947
Toho Gas Co. Ltd.	31,500	1,624,115
Tokio Marine Holdings Inc.	782,700	34,882,335
Tokyo Electron Ltd.	185,300	49,453,511
Tokyu Corp.	617,600	7,296,116
Toshiba Corp.	479,700	12,063,624
TOTO Ltd.	62,600	2,841,372
Toyo Suisan Kaisha Ltd.	54,600	2,715,898
Toyoda Gosei Co. Ltd.	27,700	698,992
Trend Micro Inc.	107,000	5,987,660
Tsuruha Holdings Inc.	46,200	6,461,106
Unicharm Corp.	500,300	23,162,923
USS Co. Ltd.	91,500	1,671,752
Welcia Holdings Co. Ltd.	116,200	4,557,299
Yakult Honsha Co. Ltd.	148,800	7,202,296
Yamaha Corp.	167,200	7,868,988
Yamato Holdings Co. Ltd.	135,500	3,569,610
Yamazaki Baking Co. Ltd.	75,200	1,234,391
Yaskawa Electric Corp.	192,200	7,418,471
Z Holdings Corp.	3,274,300	22,710,876
ZOZO Inc.	136,700	3,466,536

		2,260,817,061

Netherlands — 7.6%
Adyen NV(a)(c)	22,395	37,760,650
Akzo Nobel NV	239,178	23,040,747
Altice Europe NV(a)	782,046	3,852,475
Argenx SE(a)(d)	36,009	8,993,022
ASML Holding NV	527,362	191,660,777
Davide Campari-Milano NV	721,402	7,532,671
EXOR NV	48,274	2,507,945
Heineken Holding NV	143,795	11,113,594
Heineken NV	321,565	28,542,602
Just Eat Takeaway.com NV, New(a)(c)	151,212	16,824,819
Koninklijke DSM NV	213,601	34,199,349
Koninklijke KPN NV	4,447,991	12,020,477
Koninklijke Philips NV(a)	1,135,053	52,721,366
Koninklijke Vopak NV	88,046	4,577,268
Prosus NV	604,921	60,444,184

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
QIAGEN NV(a)	287,869	$13,671,162
Unilever NV	1,811,392	102,440,455
Wolters Kluwer NV	338,374	27,425,290

		639,328,853

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	915,695	8,859,878
Fisher & Paykel Healthcare Corp. Ltd.	714,673	16,531,461

		25,391,339

Norway — 0.3%
Adevinta ASA(a)	297,241	4,586,645
Gjensidige Forsikring ASA	248,495	4,713,134
Mowi ASA	333,871	5,261,895
Orkla ASA	561,011	5,286,815
Schibsted ASA, Class B(a)	122,248	4,381,507

		24,229,996

Portugal — 0.1%
Jeronimo Martins SGPS SA	313,717	4,984,507

Singapore — 1.0%
Ascendas REIT	3,809,100	8,033,840
CapitaLand Ltd.(d)	3,173,700	5,973,203
CapitaLand Mall Trust	2,981,592	3,777,484
Genting Singapore Ltd.	7,624,300	3,601,372
Keppel Corp. Ltd.	1,190,200	3,826,421
Mapletree Commercial Trust	2,695,600	3,395,410
Mapletree Logistics Trust(d)	3,345,900	4,778,107
Singapore Exchange Ltd.	944,600	5,990,652
Singapore Technologies Engineering Ltd.(d)	1,923,700	4,916,670
Singapore Telecommunications Ltd.	3,545,000	5,270,121
United Overseas Bank Ltd.	1,455,700	20,244,411
UOL Group Ltd.	583,000	2,655,628
Venture Corp. Ltd.	342,100	4,825,226
Wilmar International Ltd.(d)	2,406,700	7,120,518

		84,409,063

Spain — 1.3%
Amadeus IT Group SA	558,174	26,651,235
Cellnex Telecom SA(c)	390,936	25,100,634
Ferrovial SA	601,948	13,024,397
Grifols SA	370,909	10,019,313
Industria de Diseno Textil SA	1,351,514	33,359,637
Siemens Gamesa Renewable Energy SA	102,952	2,917,741

		111,072,957

Sweden — 4.2%
Assa Abloy AB, Class B	1,241,929	26,649,190
Atlas Copco AB, Class A	830,683	36,666,650
Atlas Copco AB, Class B	484,342	18,571,300
Electrolux AB, Series B	281,739	6,358,882
Epiroc AB, Class A	821,065	12,268,263
Epiroc AB, Class B	486,754	6,977,729
EQT AB	295,510	5,628,904
Essity AB, Class B	752,551	21,804,250
Evolution Gaming Group AB(c)	157,193	11,673,163
Hennes & Mauritz AB, Class B(d)	996,060	16,181,086
Hexagon AB, Class B(a)	349,212	25,516,645
ICA Gruppen AB	61,085	2,891,212
Investment AB Latour, Class B	183,674	4,287,924
Investor AB, Class B	563,838	33,851,247
Kinnevik AB, Class B	303,264	12,440,735
Lundin Energy AB	232,209	4,430,967

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B(a)	385,961	$9,305,228
Skanska AB, Class B	420,794	7,908,960
Svenska Cellulosa AB SCA, Class B(a)	757,647	10,277,984
Swedish Match AB	201,020	15,144,561
Tele2 AB, Class B	622,715	7,384,166
Telefonaktiebolaget LM Ericsson, Class B	2,354,106	26,256,792
Volvo AB, Class B(a)	1,844,220	35,874,768

		358,350,606

Switzerland — 13.0%
Alcon Inc.(a)	395,371	22,474,310
Banque Cantonale Vaudoise, Registered	20,219	1,958,919
Barry Callebaut AG, Registered	3,771	7,788,449
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,326	10,517,724
Chocoladefabriken Lindt & Spruengli AG, Registered	136	11,766,734
Coca-Cola HBC AG	248,382	5,636,323
Credit Suisse Group AG, Registered	1,058,813	9,962,581
EMS-Chemie Holding AG, Registered	6,550	5,759,969
Geberit AG, Registered	45,822	26,096,868
Givaudan SA, Registered	11,451	46,676,053
Julius Baer Group Ltd.	278,684	12,448,118
Kuehne + Nagel International AG, Registered	33,342	6,660,761
Logitech International SA, Registered	203,917	17,175,705
Lonza Group AG, Registered	92,257	55,884,661
Nestle SA, Registered	3,686,944	414,733,431
Partners Group Holding AG	23,219	20,940,293
Roche Holding AG, NVS	870,407	279,911,039
Schindler Holding AG, Participation Certificates, NVS	50,393	12,893,086
Schindler Holding AG, Registered	25,235	6,481,173
SGS SA, Registered	7,511	18,774,427
Sika AG, Registered	175,710	43,268,504
Sonova Holding AG, Registered(a)	68,253	16,196,637
Straumann Holding AG, Registered	12,882	13,436,465
Swiss Re AG	237,991	17,070,022
Temenos AG, Registered(d)	81,807	8,786,298
Vifor Pharma AG	56,308	6,336,992

		1,099,635,542

United Kingdom — 9.3%
Ashtead Group PLC	556,941	20,163,497
AstraZeneca PLC	1,625,672	163,240,889
Auto Trader Group PLC(c)	1,200,788	8,989,666
AVEVA Group PLC	80,304	4,454,440
Burberry Group PLC	503,049	8,820,001
Compass Group PLC	2,208,449	30,125,792
Croda International PLC	160,221	12,500,385
Diageo PLC	2,895,430	93,557,362
Evraz PLC	315,042	1,464,421
Experian PLC	1,125,770	41,004,843
GVC Holdings PLC(a)	718,391	8,974,837
Halma PLC	471,889	14,448,414
Hargreaves Lansdown PLC(d)	417,626	7,303,372
Hikma Pharmaceuticals PLC	214,366	6,957,100
InterContinental Hotels Group PLC(a)	214,938	10,883,148
Intertek Group PLC	200,609	14,453,072
JD Sports Fashion PLC	544,361	5,217,003
London Stock Exchange Group PLC	391,182	41,869,997
Melrose Industries PLC(a)	2,075,717	3,211,290
NMC Health PLC(a)(b)	50,450	1
Ocado Group PLC(a)	285,407	8,399,153

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

United Kingdom (continued)
Reckitt Benckiser Group PLC	571,818		$50,276,539
RELX PLC	2,391,943		47,242,262
Rentokil Initial PLC(a)	2,295,874		15,614,656
Rolls-Royce Holdings PLC(d)	2,398,242		2,211,582
Sage Group PLC (The)	1,356,746		11,150,159
Segro PLC	1,456,316		16,984,814
Smith & Nephew PLC	1,084,748		18,745,475
Spirax-Sarco Engineering PLC	91,569		13,355,379
St. James’s Place PLC	664,120		7,721,497
Unilever PLC	1,447,565		82,429,758
Vodafone Group PLC	11,613,757		15,467,090

			787,237,894

United States — 0.0%
International Flavors & Fragrances Inc.	0	(e)	9

Total Common Stocks — 99.2% (Cost: $7,052,460,692)			8,375,809,505

Preferred Stocks

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	30,802		1,585,165
Sartorius AG, Preference Shares, NVS	44,022		18,634,790

			20,219,955

Total Preferred Stocks — 0.2% (Cost: $11,406,742)			20,219,955

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)(d)	63,572		1

United Kingdom — 0.1%
Rolls-Royce Holdings PLC, NVS (Expires 11/11/20)(a)	7,994,140		4,031,206

Total Rights — 0.1% (Cost: $10,487,967)			4,031,207

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	40,869,950	$40,898,559
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	2,640,000	2,640,000

		43,538,559

Total Short-Term Investments — 0.5% (Cost: $43,519,531)		43,538,559

Total Investments in Securities — 100.0% (Cost: $7,117,874,932)		8,443,599,226

Other Assets, Less Liabilities — (0.0)%		(196,642)

Net Assets — 100.0%		$8,443,402,584

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Rounds to less than 1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$30,414,741	$10,507,004	(a)	$—	$(11,458)	$(11,728)	$40,898,559	40,869,950	$48,453	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,460,000	180,000	(a)	—	—	—	2,640,000	2,640,000	505		—

					$(11,458)	$(11,728)	$43,538,559		$48,958		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	405	12/18/20	$13,960	$(1,560,623)
FTSE 100 Index	75	12/18/20	5,395	(359,100)
TOPIX Index	85	12/10/20	12,790	(307,445)

				(2,227,168)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Common Stocks	$8,369,498,921	$—	$6,310,584	$8,375,809,505
Preferred Stocks	20,219,955	—	—	20,219,955
Rights	4,031,206	1	—	4,031,207
Money Market Funds	43,538,559	—	—	43,538,559

	$8,437,288,641	$1	$6,310,584	$8,443,599,226

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,227,168)	$—	$—	$(2,227,168)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

6